PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	$ 3,153.0
Balance at the end of the year	3,023.1	$ 3,153.0
Cost
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	9,174.1	8,976.8
Additions	428.2	446.2
Net change in additions financed with non-cash balances	(12.7)	(64.8)
Decommissioning obligation	37.1
Retirement, disposals and other	(246.9)	(184.1)
Balance at the end of the year	9,379.8	9,174.1
Accumulated amortization and impairment losses
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	(6,021.1)	(5,597.8)
Depreciation	575.7	620.5
Retirement, disposals and other	(240.1)	(197.2)
Balance at the end of the year	(6,356.7)	(6,021.1)
Land, buildings and leasehold improvements
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	332.8
Balance at the end of the year	318.1	332.8
Land, buildings and leasehold improvements | Cost
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	596.3	567.3
Additions	12.1	13.0
Reclassification	(7.1)	2.3
Retirement, disposals and other	(7.5)	13.7
Balance at the end of the year	593.8	596.3
Land, buildings and leasehold improvements | Accumulated amortization and impairment losses
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	(263.5)	(244.1)
Depreciation	19.8	20.0
Retirement, disposals and other	(7.6)	(0.6)
Balance at the end of the year	(275.7)	(263.5)
Machinery and equipment
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	363.3
Balance at the end of the year	304.1	363.3
Machinery and equipment | Cost
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	2,026.8	1,985.3
Additions	58.9	66.5
Net change in additions financed with non-cash balances	(0.4)	1.4
Reclassification	8.7	(57.4)
Retirement, disposals and other	(239.2)	31.0
Balance at the end of the year	1,854.8	2,026.8
Machinery and equipment | Accumulated amortization and impairment losses
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	(1,663.5)	(1,483.7)
Depreciation	119.8	145.7
Retirement, disposals and other	(232.6)	34.1
Balance at the end of the year	(1,550.7)	(1,663.5)
Telecommunication networks
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	2,362.1
Balance at the end of the year	2,294.2	2,362.1
Increase in depreciation		24.0
Telecommunication networks | Cost
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	6,456.2	6,327.2
Additions	178.6	230.3
Net change in additions financed with non-cash balances	(1.1)	(57.0)
Decommissioning obligation	37.1
Reclassification	153.6	184.5
Retirement, disposals and other	0.1	(228.8)
Balance at the end of the year	6,824.5	6,456.2
Telecommunication networks | Accumulated amortization and impairment losses
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	(4,094.1)	(3,870.0)
Depreciation	436.1	454.8
Retirement, disposals and other	0.1	(230.7)
Balance at the end of the year	(4,530.3)	(4,094.1)
Projects under development
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	94.8
Balance at the end of the year	106.7	94.8
Projects under development | Cost
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	94.8	97.0
Additions	178.6	136.4
Net change in additions financed with non-cash balances	(11.2)	(9.2)
Reclassification	(155.2)	(129.4)
Retirement, disposals and other	(0.3)
Balance at the end of the year	$ 106.7	$ 94.8